Insurance Contracts_Details Of Insurance Liabilities(Details) $ in Thousands		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts		₩ 31,801,275,000,000	$ 29,792,654	₩ 7,290,844,000,000	₩ 6,924,699,000,000
Long-term insurance premium reserve		27,975,402,000,000		7,161,698,000,000
Reserve for outstanding claims		2,231,016,000,000		72,700,000,000
Unearned premium reserve		1,394,797,000,000		2,049,000,000
Reserve for participating policyholders’ dividends on long-term insurance		123,155,000,000		25,923,000,000
Unallocated Divisible Surplus to Future Policyholders		30,568,000,000		9,273,000,000
Reserve for compensation for losses on dividend paying insurance contracts		33,650,000,000		8,544,000,000
Guarantee reserve		12,687,000,000		10,657,000,000
Non-life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts		24,382,463,000,000
Long-term insurance premium reserve		20,697,290,000,000
Reserve for outstanding claims		2,148,923,000,000
Unearned premium reserve		1,392,211,000,000
Reserve for participating policyholders’ dividends on long-term insurance		94,005,000,000
Unallocated Divisible Surplus to Future Policyholders		24,304,000,000
Reserve for compensation for losses on dividend paying insurance contracts		25,730,000,000
Guarantee reserve		0
Life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts		7,414,067,000,000		7,286,623,000,000
Long-term insurance premium reserve		7,278,112,000,000		7,161,698,000,000
Reserve for outstanding claims		78,423,000,000		69,659,000,000
Unearned premium reserve		1,511,000,000		869,000,000
Reserve for participating policyholders’ dividends on long-term insurance		29,150,000,000		25,923,000,000
Unallocated Divisible Surplus to Future Policyholders		6,264,000,000		9,273,000,000
Reserve for compensation for losses on dividend paying insurance contracts		7,920,000,000		8,544,000,000
Guarantee reserve		12,687,000,000		10,657,000,000
Others
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	[1]	4,745,000,000		4,221,000,000	₩ 3,841,000,000
Long-term insurance premium reserve		0		0
Reserve for outstanding claims		3,670,000,000		3,041,000,000
Unearned premium reserve		1,075,000,000		1,180,000,000
Reserve for participating policyholders’ dividends on long-term insurance		0		0
Unallocated Divisible Surplus to Future Policyholders		0		0
Reserve for compensation for losses on dividend paying insurance contracts		0		0
Guarantee reserve		₩ 0		₩ 0

[1]	Consists of contractor’s profit dividend reserve and loss on dividend insurance reserve